UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       NS Advisors, LLC
Address    274 Riverside Avenue, Westport, Connecticut 06880



Form 13F File Number:    028-13819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Andrew R. Jones
Title   Managing Member
Phone   203-227-9898

Signature, Place, and Date of Signing:

     /s/ Andrew E. Jones     Westport, CT     May 15, 2011

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total:      $131,324   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron's Inc                    COM              002535300     8753   345157 SH       SOLE                   345157      0        0
AFC Enterprises                COM              00104Q107     9225   609730 SH       SOLE                   609730      0        0
Bridgepoint Education          COM              10807M105     6788   396937 SH       SOLE                   396937      0        0
Cash America                   COM              14754D100     6284   136450 SH       SOLE                   136450      0        0
Center Financial               COM              15146E102     2068   281699 SH       SOLE                   281699      0        0
CNA Surety Corp                COM              12612L108     4530   179354 SH       SOLE                   179354      0        0
Colony Financial Inc.          COM              19624R106     1116    60000 SH       SOLE                    60000      0        0
Corinthian Colleges            COM              218868107     4560  1031715 SH       SOLE                  1031715      0        0
Corrections Corp of America    COM              22025Y407     5590   229102 SH       SOLE                   229102      0        0
First Cash Fin Services        COM              31942D107     6132   158862 SH       SOLE                   158862      0        0
Geo Group Inc                  COM              36159R103    13036   508440 SH       SOLE                   508440      0        0
Grupo Prisa Cl B conv          COM              74343G303     5231   438500 SH       SOLE                   438500      0        0
H&R Block Inc.                 COM              093671105    10498   627148 SH       SOLE                   627148      0        0
Imperial Holdings              COM              452834104     4425   435924 SH       SOLE                   435924      0        0
Infospace                      COM              45678T300     4901   565922 SH       SOLE                   565922      0        0
Lender Processing Svcs         COM              52602E102     4906   152408 SH       SOLE                   152408      0        0
Papa Johns International       COM              698813102     7650   241540 SH       SOLE                   241540      0        0
Rent-A-Center Inc.             COM              76009N100    12414   355608 SH       SOLE                   355608      0        0
S1 Corporation                 COM              78463B101     4543   680787 SH       SOLE                   680787      0        0
Sabra Health Care              COM              78573L106     4483   254577 SH       SOLE                   254577      0        0
Unitek Global Services         COM              91324T302     2219   249344 SH       SOLE                   249344      0        0
Virtusa Corporation            COM              92827P102     1972   105300 SH       SOLE                   105300      0        0